Commitments and Contingencies - Additional Information (Detail)					1 Months Ended		12 Months Ended
	Apr. 01, 2014 USD ($) $ / shares shares	Mar. 02, 2012 USD ($)	Jun. 18, 2010 USD ($) shares	Jun. 08, 2010 USD ($) shares	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares
Commitments and Contingencies Disclosure [Line Items]
Total lease obligation					$ 54,000
Operating lease, term of contract					1 year
Operating leases description					The total lease obligation was $54,000, payable in 12 equal monthly installments commencing August 1, 2018. Since the end of the one-year initial term on July 31, 2019, the lease continues on a month-to-month basis.
Emory University License Agreements
Commitments and Contingencies Disclosure [Line Items]
License agreements, fair value of shares issued				$ 313,500
Number of license agreements				2
License agreement description				License A term is the later of 10 years or until the expiration of the patent rights. License B was terminated in May 2013 under the normal course of business.
Shares forfeited or returned							$ 0
Potential milestone payments							280,000
Emory University License Agreements | License A
Commitments and Contingencies Disclosure [Line Items]
License agreements, shares issued | shares				393,370
License agreement, term				10 years
Emory University License Agreements | License B
Commitments and Contingencies Disclosure [Line Items]
License agreements, shares issued | shares				437,078
Duke University License Agreement
Commitments and Contingencies Disclosure [Line Items]
License agreements, shares issued | shares			611,909
License agreements, fair value of shares issued			$ 247,500
License agreement description			Unless sooner terminated as provided elsewhere in the agreement, the Duke License term is the later of 10 years or until the expiration of the patent rights (see below).
License agreement, term			10 years
Potential milestone payments							$ 280,000
License termination date							Apr. 16, 2020
License termination cost							$ 0
Sphaera Agreement [Member]
Commitments and Contingencies Disclosure [Line Items]
Potential milestone payments							5,625,000
License agreement, fixed fee paid		$ 160,000
Milestone payment		$ 0
CEO | 2020 CEO Employment Agreement
Commitments and Contingencies Disclosure [Line Items]
Annual base salary							$ 455,000
Annual performance cash bonus, as percentage of annual base salary, based upon achievement of performance goals established by the compensation committee of the board of directors							35.00%
CEO | 2020 CEO Employment Agreement | Common Stock
Commitments and Contingencies Disclosure [Line Items]
Stock option granted | shares							100,000
Stock option granted, exercise price | $ / shares							$ 10.00
Stock option granted, vesting period							3 years
CEO | 2014 CEO Agreement
Commitments and Contingencies Disclosure [Line Items]
Annual base salary	$ 224,000						$ 292,800
CEO | 2014 CEO Agreement | Common Stock
Commitments and Contingencies Disclosure [Line Items]
Stock option granted | shares	43,708							196,685
Stock option granted, exercise price | $ / shares	$ 0.38
Stock option granted, vesting period	10 years
CEO | 2014 CEO Agreement | Common Stock | Annual Grants [Member]
Commitments and Contingencies Disclosure [Line Items]
Stock option granted | shares	21,854
CFO | 2020 CFO Employment Agreement
Commitments and Contingencies Disclosure [Line Items]
Annual base salary							$ 375,000
Annual performance cash bonus, as percentage of annual base salary, based upon achievement of performance goals established by the compensation committee of the board of directors							30.00%
CFO | 2020 CFO Employment Agreement | Common Stock
Commitments and Contingencies Disclosure [Line Items]
Stock option granted | shares							100,000
Stock option granted, exercise price | $ / shares							$ 10.00
Stock option granted, vesting period							3 years
CFO | 2018 CFO Consulting Agreement
Commitments and Contingencies Disclosure [Line Items]
Consulting services fee per month						$ 12,500
CFO | 2018 CFO Consulting Agreement | Convertible Revolving Demand Promissory Note
Commitments and Contingencies Disclosure [Line Items]
Consulting services fee accrued						$ 12,500